Condensed Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted net loss per share	$ (0.12)	$ (0.32)	$ (0.48)	$ (0.37)	$ (0.96)
Weighted average number of Ordinary Shares used in computing diluted net loss per share	9,873,010	2,578,760	2,578,760	2,578,760	2,574,814